Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025
Office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets